Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2025	2024
Vehicles	$354,267	$354,267
Building and leasehold land	1,792,352	1,792,352
Plant and machinery	807,648	807,648
Computer and accessories	3,916	1,010
Total Property, plant and equipment	2,958,183	2,955,277
Less: accumulated depreciation	(96,597)	(41,768)
Property, plant and equipment, net	$2,861,586	$2,913,509

During the years ended December 31, 2025, and 2024, there was depreciation of $54,799 and $41,768, respectively. For the period from November 9, 2023 (inception) to December 31, 2023, there was no depreciation expense.